AMOUNT DUE TO RELATED PARTIES (Table)	3 Months Ended
Mar. 31, 2020
AMOUNT DUE TO RELATED PARTIES
Schedule of due to related parties
	As of March 31, 2020	As of December 31, 2019

Related parties payable	276,515	254,515
Related party loan	140,000	1,500,000
	$416,515	1,754,515